Summary of Significant Accounting Policies - Investments and Financing Receivables (Details)	12 Months Ended
Dec. 31, 2022
Available-for-Sale securities:
Period past due for nonaccrual status	90 days
Commercial Loans | Commercial mortgage loans
Financing Receivables
Period past due for nonaccrual status	90 days
Commercial Loans | Syndicated loans
Financing Receivables
Period past due for nonaccrual status	90 days